Trade and other receivables	12 Months Ended
Dec. 31, 2024
Trade and other receivables
Trade and other receivables

15 Trade and other receivables

		As at June 30,	As at December 31,
	Note	2023	2023	2024
		RMB’000	RMB’000	RMB’000
Non-current
Trade receivables		—	18,045	14,653
Less: loss allowance	25(a)	—	(433)	(18)

Trade receivables, net of loss allowance (iii)		—	17,612	14,635
Amounts due from related parties	28(c)	10,647	10,760	16,708
Deposits		41,834	81,153	193,810
Prepayments for lease		—	—	72,000
Value-added tax (“VAT”) recoverable		22,160	26,271	44,135
		74,641	135,796	341,288

Current
Trade receivables		394,727	504,938	742,622
Less: loss allowance	25(a)	(88,764)	(78,001)	(67,699)

Trade receivables, net of loss allowance		305,963	426,937	674,923
Amounts due from related parties	28(c)	5,602	27,836	45,424
Miscellaneous expenses paid on behalf of franchisees		265,335	336,497	642,073
VAT recoverable		270,298	251,162	208,221
Rental deposits		86,600	98,141	71,001
Receivables due from online payment platforms and banks (i)		34,726	103,406	77,990
Prepayments for inventories		49,631	51,084	73,538
Prepayments for licensing expenses		40,934	43,996	65,040
Prepayments for promotion and advertising expenses		17,374	11,577	30,349
Prepayments for repurchase of shares		3,693	87,324	70,518
Others		70,000	80,397	247,936
		1,150,156	1,518,357	2,207,013

Notes:

(i)	Receivables due from online payment platforms and banks mainly represented the proceeds of online sales through e-commerce platforms collected by and retained in third-party online payment platforms. Withdrawal of the balances retained in online payment platforms could be made anytime upon the Group’s instructions. The amounts also included those due from banks for offline sales made through customer credit/debit cards and other online payment platforms that require overnight processing by the collection banks.
(ii)	All of trade and other receivables classified as current portion are expected to be recovered or recognized as expense within one year.
(iii)	Trade receivables relating to certain sales of fixtures to franchisees are collected by installments within the periods ranging from 18 to 38 months and the portion which is expected to be recovered after one year are classified as non - current. All other trade debtors are due within 30 to 180 days from the date of revenue recognition for domestic and overseas customers respectively.